Trade and other receivables (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables from contracts with customers		$ 15,213	$ 13,266
Other current receivables		992	1,436
Collateral receivables		3,468	1,576
Receivables from participation in joint operations and similar arrangements		661	491
Receivables from equity accounted associated companies and other related parties		1,276	423
Total financial trade and other receivables		21,611	17,192
Non-financial trade and other receivables		841	736
Trade and other receivables	[1]	$ 22,452	$ 17,927

[1]	Of which Trade receivables of USD 17,334 million in 2022 and USD 15,237 million in 2021.